Guarantor Financials Income Statements (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 6,526	$ 5,531	$ 5,289	$ 4,481	$ 5,825	$ 6,601	$ 11,540	$ 10,326	$ 21,827	$ 34,292	$ 55,475
Costs and Expenses									20,025	32,033	53,032
Operating Income (Loss)	(165)	638	715	614	187	576	888	608	1,802	2,259	2,443
Interest Expense									(1,317)	(1,291)	(1,165)
Equity in earnings from unconsolidated affiliates									59	469	332
Losses on extinguishments of debt									0	(43)	(25)
Losses on interest rate derivatives									(12)	(18)	(157)
Other, net									131	22	(12)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAX EXPENSE (BENEFIT)									438	1,398	1,593
Income tax expense (benefit) from continuing operations									(186)	(123)	358
Income from continuing operations									624	1,521	1,235
Income from discontinued operations									0	0	64
Net income	$ (362)	$ 138	$ 472	$ 376	$ 21	$ 393	$ 839	$ 268	624	1,521	1,299
Less: Net income attributable to noncontrolling interest									327	157	116
Less: Net loss attributable to predecessor									0	(34)	(153)
Net Income (Loss) Attributable to Parent									297	1,398	1,336
Other Comprehensive Income (Loss), Net of Tax									4	60	(117)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest									628	1,581	1,182
Less: Comprehensive income attributable to noncontrolling interest									327	157	116
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									301	1,458	1,219
Pro Forma [Member]
Revenues									21,827	34,292	55,475
Costs and Expenses									20,025	32,033	53,032
Operating Income (Loss)									1,802	2,259	2,443
Interest Expense									(1,317)	(1,291)	(1,165)
Equity in earnings from unconsolidated affiliates									59	469	332
Losses on interest rate derivatives									(12)	(18)	(157)
Other, net									(94)	(21)	140
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAX EXPENSE (BENEFIT)									438	1,398	1,593
Income tax expense (benefit) from continuing operations									(186)	(123)	358
Income from continuing operations											1,235
Income from discontinued operations											64
Net income									624	1,521	1,299
Less: Net income attributable to noncontrolling interest									73	76	44
Less: Net loss attributable to predecessor											(153)
Net Income (Loss) Attributable to Parent									551	1,445	1,408
Other Comprehensive Income (Loss), Net of Tax									4	60	(117)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest									628	1,581	1,182
Less: Comprehensive income attributable to noncontrolling interest									73	76	44
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									555	1,505	1,138
Parent Guarantor [Member] | Pro Forma [Member]
Revenues									0	0	0
Costs and Expenses									0	0	0
Operating Income (Loss)									0	0	0
Interest Expense									0	0	0
Equity in earnings from unconsolidated affiliates									554	1,441	1,410
Losses on interest rate derivatives									0	0	0
Other, net									0	0	0
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAX EXPENSE (BENEFIT)									554	1,441	1,410
Income tax expense (benefit) from continuing operations									0	0	0
Income from continuing operations											1,410
Income from discontinued operations											0
Net income									554	1,441	1,410
Less: Net income attributable to noncontrolling interest									0	0	0
Less: Net loss attributable to predecessor											0
Net Income (Loss) Attributable to Parent									554	1,441	1,410
Other Comprehensive Income (Loss), Net of Tax									0	0	0
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest									554	1,441	1,410
Less: Comprehensive income attributable to noncontrolling interest									0	0	0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									554	1,441	1,410
Subsidiary Issuer [Member] | Pro Forma [Member]
Revenues									0	0	0
Costs and Expenses									1	1	0
Operating Income (Loss)									(1)	(1)	0
Interest Expense									(157)	(133)	(62)
Equity in earnings from unconsolidated affiliates									863	526	354
Losses on interest rate derivatives									0	0	0
Other, net									0	0	0
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAX EXPENSE (BENEFIT)									705	392	292
Income tax expense (benefit) from continuing operations									0	0	0
Income from continuing operations											292
Income from discontinued operations											0
Net income									705	392	292
Less: Net income attributable to noncontrolling interest									0	0	0
Less: Net loss attributable to predecessor											0
Net Income (Loss) Attributable to Parent									705	392	292
Other Comprehensive Income (Loss), Net of Tax									0	0	0
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest									705	392	292
Less: Comprehensive income attributable to noncontrolling interest									0	0	0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									705	392	292
Non-Guarantor Subsidiaries [Member] | Pro Forma [Member]
Revenues									21,827	34,292	55,475
Costs and Expenses									20,024	32,032	53,032
Operating Income (Loss)									1,803	2,260	2,443
Interest Expense									(1,160)	(1,158)	(1,103)
Equity in earnings from unconsolidated affiliates									59	469	332
Losses on interest rate derivatives									(12)	(18)	(157)
Other, net									(94)	(21)	140
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAX EXPENSE (BENEFIT)									596	1,532	1,655
Income tax expense (benefit) from continuing operations									(186)	(123)	358
Income from continuing operations											1,297
Income from discontinued operations											64
Net income									782	1,655	1,361
Less: Net income attributable to noncontrolling interest									73	76	44
Less: Net loss attributable to predecessor											(153)
Net Income (Loss) Attributable to Parent									709	1,579	1,470
Other Comprehensive Income (Loss), Net of Tax									4	60	(117)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest									786	1,715	1,244
Less: Comprehensive income attributable to noncontrolling interest									73	76	44
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									713	1,639	1,200
Adjustments And Eliminations [Member] | Pro Forma [Member]
Revenues									0	0	0
Costs and Expenses									0	0	0
Operating Income (Loss)									0	0	0
Interest Expense									0	0	0
Equity in earnings from unconsolidated affiliates									(1,417)	(1,967)	(1,764)
Losses on interest rate derivatives									0	0	0
Other, net									0	0	0
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAX EXPENSE (BENEFIT)									(1,417)	(1,967)	(1,764)
Income tax expense (benefit) from continuing operations									0	0	0
Income from continuing operations											(1,764)
Income from discontinued operations											0
Net income									(1,417)	(1,967)	(1,764)
Less: Net income attributable to noncontrolling interest									0	0	0
Less: Net loss attributable to predecessor											0
Net Income (Loss) Attributable to Parent									(1,417)	(1,967)	(1,764)
Other Comprehensive Income (Loss), Net of Tax									0	0	0
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest									(1,417)	(1,967)	(1,764)
Less: Comprehensive income attributable to noncontrolling interest									0	0	0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									$ (1,417)	$ (1,967)	$ (1,764)